Earnings/(Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Income / (Loss) attributable to common equity holders	$ 4,039	$ (1,868)	$ 5,128	$ (3,350)
Weighted average number of shares - basic and diluted	21,582,301	20,582,301	21,582,301	20,582,301
Basic earnings (loss) per share	$ 0.19	$ (0.09)	$ 0.24	$ (0.16)
Diluted earnings (loss) per share	$ 0.19	$ (0.09)	$ 0.24	$ (0.16)